As filed with the Securities and Exchange Commission on March 2, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: June 30, 2017

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

Davidson Funds
Semi-Annual Report
December 31, 2016

Dear Shareholder:

This year was full of surprises, not the least of which was a strong finish for U.S. equities. It began with stocks down over 10% amid lower oil prices and concerns that weakness in China’s growth and currency could lead to emerging market turmoil and even recession. Next, investors faced significant volatility mid-year surrounding “Brexit,” the United Kingdom referendum vote to leave the European Union. Then came the surprise outcome of the U.S. presidential election where Donald Trump became the 45th president and Republicans gained control of both the House of Representatives and the Senate. In the end, stocks reached new highs in the fourth quarter, with Energy, Telecommunications, and Financials sectors among the strongest performers. Energy benefited from rising oil prices, as supply came more into balance and the Organization of the Petroleum Exporting Countries (“OPEC”) instituted the first global petroleum production cut in fifteen years. Financials were bolstered by higher interest rates and promises of regulatory relief from the incoming Trump administration. Telecom also rallied on hopes that less onerous “Net Neutrality” regulation would give more pricing power back to network providers.

During this tumultuous period in the financial markets, we at Davidson Funds remain focused on our search for quality companies with proven management teams, solid balance sheets, and attractive growth potential.  Our portfolio managers take active industry and stock positions based on company fundamentals, unafraid to challenge conventional market wisdom.  All the while, we maintain a disciplined approach to portfolio construction and management, with the ultimate goal of striking the appropriate balance of managing risk and return.

Performance

The Class A shares of the Fund generated a total return of 4.20% on a fully-loaded basis and 9.66% on a no-load* basis during the semi-annual fiscal period ending December 31, 2016.  The Class C shares generated a total return of 8.28% on a fully-loaded basis and a total return of 9.28% on a no-load* basis, and the Class I shares of the Fund returned 9.81% over the same time period. The Russell 3000® Index, the benchmark for the Davidson Multi-Cap Equity Fund, finished the semi-annual fiscal period ended December 31, 2016 up 8.79%.

The Financials sector was the strategy’s primary contributor to performance, as election results could point to higher interest rates, reduced regulation, and lower corporate tax rates – all beneficial for the sector.  In particular, Morgan Stanley and State Street Corp. (“State Street”) were stand-out performers.  Morgan Stanley posted solid results, given strength in fixed income trading and investment banking activities, as well as effective cost controls. State Street also made progress on cost savings, part of its Beacon Program; the company also posted record asset servicing wins.  The Energy sector also positively contributed to performance, given the cyclical rebound in oil prices, which was bolstered by OPEC’s decision to limit supply.  Within this sector, shares of Baker Hughes Inc. (“Baker Hughes”) and Devon Energy Corp. (“Devon”) were strong.  Baker Hughes posted robust quarterly  results while effectively managing expenses.  Further, Baker Hughes and General Electric Company announced a partnership combination, creating a more diversified and technology-focused company.  Devon consistently reported favorable operating results and announced a divestiture of non-core assets, which improved its balance sheet. The strategy’s underweight allocation to the Real Estate sector was additive to relative performance, as this sector’s performance was weak within the Russell 3000® Index.  Finally, shares of Information Technology sector holding, Fleetmatics Group PLC, rose after Verizon Communications, Inc. announced it will acquire the company for $60/share; the acquisition closed in November 2016.

The Industrials sector was the portfolio’s primary detractor from performance; weakness in Nielsen Holdings PLC was the main factor.  The company reported weaker than expected quarterly results, citing a more challenging market growth outlook and planned restructuring in the company’s Buy segment.  The Consumer Discretionary sector also detracted from performance as shares of two recent additions to the portfolio, Gildan Activewear Inc. (“Gildan”) and Chipotle Mexican Grill, Inc., (“Chipotle”) declined.  Gildan’s quarterly results were tepid, as Branded Apparel was negatively impacted by retail traffic trends.  The company has significant profitability improvement potential over the next several years as Gildan increases manufacturing capacity and operational efficiencies.  Chipotle’s same store sales and traffic trends were also disappointing; the company is planning several initiatives designed to bolster sales profitability in 2017.

During the semi-annual fiscal period ended December 31, 2016, we made several changes to the Fund.  In July, we liquidated our position in Ford Motor Co. and as mentioned above, we initiated a new position in Chipotle. The company owns and operates several fast-casual restaurant concepts, the largest being Chipotle Mexican Grill.  In our opinion, Chipotle is a turnaround story.  The company experienced several outbreaks of foodborne illnesses in 2015, which negatively impacted sales and profitability.  After instituting a comprehensive food safety plan, management is now focused on increasing traffic to its restaurants and improving customer loyalty. Our attraction to Chipotle is based on our belief that future profitability will increase from current depressed levels, and that the concept has tremendous restaurant expansion opportunities.  In August, we added shares of aforementioned Gildan, a leading manufacturer of basic apparel, to the Fund.  The company has significant manufacturing capabilities and has continued to invest heavily in its facilities in comparison to its competitors, making Gildan the lowest cost vertically-integrated manufacturer for basic apparel in its key markets.  Gildan’s ability to drive cost lower while also producing higher quality products has allowed the company to consistently gain market share over competitors and grow operating margins over time.  We see a significant opportunity for the company to expand profit margins in its Branded Apparel segment through continued market share gains and increased scale.  We also see potential for further margin improvement in Gildan’s core Printwear business as it integrates several recent acquisitions and new yarn-spinning facilities.  Gildan’s resilient end-markets in basic apparel, abundant growth opportunities, profit margin improvement potential, conservative balance sheet and still reasonable valuation make the company a compelling long-term holding.  Finally, in November 2016, we initiated a position in Facebook, Inc. (“Facebook”), the world’s leading social network provider with several platforms, including Facebook, Instagram, Messenger and WhatsApp.  These platforms allow advertisers to better target their ads based on age, gender, location, interests and behaviors.  As a consequence, these ads produce higher return on investment (ROI) for marketers.  Facebook’s revenue should continue to grow at a high pace due to the continued adoption of digital advertising, the monetization of new platforms and additional available inventory on current platforms.  These factors, combined with a reasonable valuation, make an investment in Facebook attractive.

Outlook

Since the U.S. presidential election in November 2016, markets have experienced dramatic moves owing to what has been widely characterized as a “reflation trade” instigated largely by OPEC and Trump-proposed policies. While the outlook for growth and inflation has improved, much uncertainty remains as to specific policy actions. We can identify several scenarios under current proposals that would be very positive for the economy; however, depending on the details, these proposals could instead have a negative impact.  Lower corporate tax rates, less regulation and fiscal stimulus would all support higher economic growth.  However, greater protectionist measures, potential trade wars and a rapidly increasing U.S. Dollar threaten to temper the outlook.  As we enter 2017, we are anxious to see if the optimism from Wall Street flows through to Main Street in the form of increased corporate and consumer spending.  Nonetheless, we believe a measured view of potential risks is prudent.

We thank you for your continued support and confidence in Davidson Funds, and as always, welcome any questions or comments you may have.

Sincerely,

Andrew I. Davidson
President
Davidson Investment Advisors, Inc.

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.  Investment performance reflects fee waivers and in the absence of these waivers returns would be lower.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets investments. Investments in exchange-traded funds (“ETFs”) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Fund will bear their share of the fees and expenses of the ETFS and underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs and funds.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  It is not possible to invest directly in an index.

Return on investment (ROI) is a performance measure used to evaluate the efficiency of an investment, whereby the benefit (or return) of an investment is divided by the cost of the investment, and the result is expressed as a percentage or a ratio.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete listing of Fund holdings.  Current and future portfolio holdings are subject to risk.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

*The no-load basis refers to the performance with front-end and back-end sales loads waived.  The fully-loaded returns reflect a 5% sales load for the A shares and a 1% deferred sales load for the C shares.

Davidson Investment Advisors, Inc. is the adviser to the Davidson Funds, which are distributed by Quasar Distributors, LLC.

Davidson Multi-Cap Equity Fund
EXPENSE EXAMPLE at December 31, 2016 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in Class A, Class C, and Class I at the beginning of the period and held for the entire period (7/1/16  – 12/31/16).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15%. 1.90%, and 0.90% per the operating expenses limitation agreement for the Class A, Class C, and Class I, respectively. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the Example below does not include portfolio trading commissions and related expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/16	12/31/16	7/1/16 – 12/31/16
Actual	$1,000.00	$1,096.60	$6.08
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

*Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund
EXPENSE EXAMPLE at December 31, 2016 (Unaudited), Continued

Class C

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/16	12/31/16	7/1/16 – 12/31/16
Actual	$1,000.00	$1,092.80	$10.02
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	$9.65

*Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Class I

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/16	12/31/16	7/1/15 – 12/31/16
Actual	$1,000.00	$1,098.10	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58

*Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund
SECTOR ALLOCATION OF PORTFOLIO ASSETS at December 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)
Shares	COMMON STOCKS - 93.23%	Value
	Aerospace & Defense - 1.83%
18,955	United Technologies Corp.	$2,077,847

	Air Freight & Logistics - 1.44%
8,745	Fedex Corp.	1,628,319

	Banks - 8.03%
27,720	First Republic Bank	2,554,121
44,020	JPMorgan Chase & Co.	3,798,486
49,805	Wells Fargo & Co.	2,744,753
		9,097,360
	Beverages - 1.95%
21,150	PepsiCo, Inc.	2,212,925

	Biotechnology - 5.66%
11,570	Amgen, Inc.	1,691,650
19,750	Celgene Corp. (a)	2,286,063
34,045	Gilead Sciences, Inc.	2,437,962
		6,415,675
	Capital Markets - 3.55%
42,845	Morgan Stanley	1,810,201
28,550	State Street Corp.	2,218,906
		4,029,107
	Chemicals - 3.65%
32,550	E.I. du pont de Nemours & Co.	2,389,170
14,885	Praxair, Inc.	1,744,373
		4,133,543
	Communications Equipment - 1.99%
74,675	Cisco Systems, Inc.	2,256,678

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited), Continued
Shares	COMMON STOCKS - 93.23%, continued	Value
	Diversified Telecommunication Services - 2.50%
50,274	Level 3 Communications, Inc. (a)	$2,833,443

	Electrical Equipment - 1.92%
32,420	Eaton Corp PLC (b)	2,175,058

	Energy Equipment & Services - 1.51%
26,325	Baker Hughes, Inc.	1,710,335

	Food & Staples Retailing - 3.32%
110,130	Sprouts Farmers Market, Inc. (a)	2,083,659
35,205	United National Foods, Inc. (a)	1,679,983
		3,763,642
	Health Care Equipment & Supplies - 1.79%
12,245	Becton, Dickinson & Co.	2,027,160

	Health Care Providers & Services - 3.92%
29,052	Express Scripts Holding Co. (a)	1,998,487
19,035	Laboratory Corporation of America Holdings (a)	2,443,713
		4,442,200
	Hotels, Restaurants & Leisure - 3.10%
13,640	Buffalo Wild Wings, Inc. (a)	2,106,016
3,719	Chipotle Mexican Grill, Inc. (a)	1,403,253
		3,509,269
	Household Durables - 0.78%
32,515	D.R. Horton, Inc.	888,635

	Household Products - 1.58%
40,415	Church & Dwight Co., Inc.	1,785,939

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited), Continued
Shares	COMMON STOCKS - 93.23%, continued	Value
	Industrial Conglomerates - 3.39%
10,210	3M Co.	$1,823,200
64,040	General Electric Co.	2,023,664
		3,846,864
	Insurance - 2.11%
41,265	Principal Financial Group, Inc.	2,387,593

	Internet Software & Services - 4.98%
759	Alphabet, Inc. - Class A (a)	601,470
4,378	Alphabet, Inc. - Class C (a)	3,379,028
14,460	Facebook, Inc. (a)	1,663,623
		5,644,121
	Life Sciences Tools & Services - 1.22%
10,275	Waters Corp. (a)	1,380,857

	Machinery - 1.80%
42,585	Flowserve Corp.	2,046,209

	Media - 3.72%
101,905	Interpublic Group of Cos., Inc.	2,385,596
65,470	Twenty-First Century Fox, Inc. - Class A	1,835,779
		4,221,375
	Multiline Retail - 1.33%
31,380	Nordstrom, Inc.	1,504,043

	Multi-Utilities - 2.56%
28,795	Sempra Energy	2,897,929

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited), Continued

Shares	COMMON STOCKS - 93.23%, continued	Value
	Oil, Gas & Consumable Fuels - 6.64%
16,074	Chevron Corp.	$1,891,910
38,580	Devon Energy Corp.	1,761,948
21,240	Exxon Mobil Corp.	1,917,122
112,970	Marathon Oil Corp.	1,955,511
		7,526,491
	Professional Services - 1.58%
42,775	Nielsen Holdings PLC (b)	1,794,411

	Semiconductors & Semiconductor Equipment - 1.99%
34,675	Silicon Laboratories, Inc. (a)	2,253,875

	Software - 6.61%
69,660	Fortinet, Inc. (a)	2,098,159
22,560	Intuit	2,585,601
45,140	Microsoft Corp.	2,805,000
		7,488,760
	Specialty Retail - 1.85%
39,570	Dicks Sporting Goods, Inc.	2,101,167

	Technology Hardware, Storage & Peripherals - 2.76%
27,046	Apple, Inc.	3,132,468

	Textiles, Apparel & Luxury Goods - 2.17%
96,845	Gildan Activewear, Inc. (b)	2,456,958
	TOTAL COMMON STOCKS (Cost $77,684,573)	105,670,256

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited), Continued

Shares	REITs - 3.63%	Value
115,185	Redwood Trust, Inc.	$1,751,964
107,620	Starwood Property Trust, Inc.	2,362,259
	TOTAL REITs (Cost $3,798,638)	4,114,223

Shares	MONEY MARKET FUNDS - 2.93%	Value
3,317,259	Fidelity Institutional Government Portfolio - Class I, 0.39% (c)	3,317,259
	TOTAL MONEY MARKET FUNDS (Cost $3,317,259)	3,317,259

	Total Investments in Securities (Cost ($84,800,470) - 99.79%	113,101,738
	Other Assets in Excess of Liabilities - 0.21%	240,140
	NET ASSETS - 100.00%	$113,341,878

PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES at December 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $84,800,470)	$113,101,738
Receivables
Dividends and interest	127,994
Fund shares sold	303,032
Prepaid expenses	33,042
Total assets	113,565,806

LIABILITIES
Payables
Fund shares redeemed	10,464
12b-1 fees	91,441
Advisory fees	50,257
Administration fees	21,932
Transfer agent fees and expenses	15,532
Fund accounting fees	11,970
Audit fees	11,342
Miscellaneous	3,520
Custody fees	3,425
Shareholder reporting	2,508
Chief Compliance Officer fee	1,537
Total liabilities	223,928

NET ASSETS	$113,341,878

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES at December 31, 2016 (Unaudited), Continued

COMPONENTS OF NET ASSETS
Paid-in capital	$83,508,175
Accumulated net investment gain	336,225
Accumulated net realized gain on investments	1,196,210
Net unrealized appreciation on investments	28,301,268
Net assets	$113,341,878

CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$51,841,308
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,259,711
Net asset value and redemption price per share	$22.94
Maximum offering price per share (Net asset value per share divided by 95.00%)	$24.15

Class C
Net assets applicable to shares outstanding	$23,616,017
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,063,603
Net asset value and offering price per share (Note 1)	$22.20

Class I
Net assets applicable to shares outstanding	$37,884,553
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,652,859
Net asset value, redemption and offering price per share	$22.92

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENT OF OPERATIONS For period ended December 31, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$1,013,451
Interest	3,515
Total investment income	1,016,966

Expenses
Advisory fees (Note 4)	358,241
Distribution fees - Class A (Note 5)	64,729
Distribution fees - Class C (Note 5)	119,985
Administration fees (Note 4)	68,874
Transfer agent fees and expenses (Note 4)	47,042
Fund accounting fees (Note 4)	36,787
Registration fees	22,361
Audit fees	11,342
Custody fees (Note 4)	8,027
Legal fees	5,673
Trustee fees	5,099
Chief Compliance Officer fee (Note 4)	4,538
Other expenses	3,759
Reports to shareholders	3,590
Insurance expense	1,677
Total expenses	761,724
Less: advisory fee waiver (Note 4)	(80,983)
Net expenses	680,741
Net investment income	336,225

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,224,121
Net change in unrealized appreciation on investments	8,372,763
Net realized and unrealized gain on investments	9,596,884
Net Increase in Net Assets Resulting from Operations	$9,933,109

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$336,225	$819,874
Net realized gain on investments	1,224,121	7,090,428
Net change in unrealized appreciation/(depreciation) on investments	8,372,763	(9,886,384)
Net increase/(decrease) in net assets resulting from operations	9,933,109	(1,976,082)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(92,814)	(173,310)
Class C	—	(3,022)
Class I	(166,602)	(130,552)
From net realized gain on investments
Class A	(1,884,901)	(1,951,693)
Class C	(894,464)	(884,105)
Class I	(1,365,868)	(1,103,936)
Total distributions to shareholders	(4,404,649)	(4,246,618)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	4,465,415	7,826,113

Total increase in net assets	9,993,875	1,603,413

NET ASSETS
Beginning of period	103,348,003	101,744,590
End of period	$113,341,878	$103,348,003

Accumulated net investment loss at end of period	$336,225	$259,416

(a) A summary of share transactions can be found on the following page:

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Class A
	Six Months Ended December 31, 2016 (Unaudited)		Year Ended June 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	96,759	$2,242,671	312,212	$6,790,600
Shares issued on reinvestments of distributions	80,783	1,892,736	94,995	2,047,145
Shares redeemed	(332,335)	(7,623,806)	(319,230)	(6,799,119)
Net increase/(decrease)	(154,793)	$(3,488,399)	87,977	$2,038,626

	Class C
	Six Months Ended December 31, 2016 (Unaudited)		Year Ended June 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	33,413	$751,513	132,514	$2,776,573
Shares issued on reinvestments of distributions	38,329	869,679	40,843	858,109
Shares redeemed	(98,457)	(2,227,283)	(124,231)	(2,541,256)
Net increase/(decrease)	(26,715)	$(606,091)	49,126	$1,093,426

	Class I
	Six Months Ended December 31, 2016 (Unaudited)		Year Ended June 30, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	380,537	$8,754,363	427,647	$9,350,034
Shares issued on reinvestments of distributions	52,307	1,224,504	41,937	902,906
Shares redeemed	(61,478)	(1,418,962)	(277,476)	(5,558,879)
Net increase	371,366	$8,559,905	192,108	$4,694,061

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
FINANCIAL HIGHLIGHTS - Class A
For a share outstanding throughout each period

	Six Months Ended
	December 31, 2016		Year Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$21.73		$22.96	$22.61	$18.99	$15.78	$16.55

Income from investment operations:
Net investment income	0.08	^	0.19 ^	0.06 ^	0.22 ^	0.17	0.09
Net realized and unrealized gain/(loss) on investments	2.05		(0.54)	1.31	4.43	3.41	0.06
Total from investment operations	2.13		(0.35)	1.37	4.65	3.58	0.15

Less distributions:
From net investment income	(0.04)		(0.07)	(0.21)	(0.14)	(0.11)	(0.08)
From net realized gain on investments	(0.88)		(0.81)	(0.81)	(0.89)	(0.26)	(0.84)
Total distributions	(0.92)		(0.88)	(1.02)	(1.03)	(0.37)	(0.92)

Net asset value, end of period	$22.94		$21.73	$22.96	$22.61	$18.99	$15.78

Total return	9.66	%‡	-1.46%	6.34%	25.06%	23.01%	1.64%

Ratios/supplemental data:
Net assets, end of year (thousands)	$51,841		$52,476	$53,419	$48,498	$48,355	$36,483
Ratio of expenses to average net assets:
Before fee waiver	1.30	%†	1.34%	1.36%	1.38%	1.42%	1.51%
After fee waiver	1.15	%†	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fee waiver	0.55	%†	0.71%	0.05%	0.80%	0.73%	0.24%
After fee waiver	0.70	%†	0.90%	0.26%	1.03%	1.00%	0.60%
Portfolio turnover rate	15.81	%‡	25.30%	13.91%	11.59%	21.49%	13.95%

^ Per share numbers have been calculated using the average shares method.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
FINANCIAL HIGHLIGHTS - Class C
For a share outstanding throughout each period

	Six Months Ended
	December 31, 2016		Year Ended June 30,
	(Unaudited)		2016	2015	2014		2013	2012

Net asset value, beginning of period	$21.10		$22.41	$22.11	$18.61		$15.52	$16.33

Income from investment operations:
Net investment income/(loss)	0.00	#^	0.03 ^	(0.11) ^	0.07	^	0.04	(0.02)
Net realized and unrealized gain/(loss) on investments	1.98		(0.53)	1.28	4.33		3.35	0.06
Total from investment operations	1.98		(0.50)	1.17	4.40		3.39	0.04

Less distributions:
From net investment income	—		(0.00)#	(0.06)	(0.01)		(0.04)	(0.01)
From net realized gain on investments	(0.88)		(0.81)	(0.81)	(0.89)		(0.26)	(0.84)
Total distributions	(0.88)		(0.81)	(0.87)	(0.90)		(0.30)	(0.85)

Redemption fees retained	—		—	—	0.00	# ^	—	—

Net asset value, end of period	$22.20		$21.10	$22.41	$22.11		$18.61	$15.52

Total return	9.28	%‡	-2.18%	5.54%	24.13%		22.06%	0.90%

Ratios/supplemental data:
Net assets, end of year (thousands)	$23,616		$23,007	$23,335	$19,825		$14,314	$10,800
Ratio of expenses to average net assets:
Before fee waiver	2.05	%†	2.09%	2.11%	2.13%		2.16%	2.27%
After fee waiver	1.90	%†	1.90	1.90%	1.90%		1.90%	1.90%
Ratio of net investment income/(loss) to average net assets:
Before fee waiver	(0.19	)%†	(0.04)%	(0.69)%	0.11%		(0.01)%	(0.53)%
After fee waiver	(0.04	)%†	0.15%	(0.48)%	0.34%		0.25%	0.16%
Portfolio turnover rate	15.81	%‡	25.30%	13.91%	11.59%		21.49%	13.95%

^ Per share numbers have been calculated using the average shares method. # Amount is less than $0.01.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
FINANCIAL HIGHLIGHTS - Class I
For a share outstanding throughout each period

	Six Months Ended					October 30, 2013*
	December 31, 2016		Year Ended June 30,			through
	(Unaudited)		2016	2015		June 30, 2014
Net asset value, beginning of period	$21.74		$22.94	$22.59		$21.21

Income from investment operations:
Net investment income ^	0.11		0.25	0.12		0.23
Net realized and unrealized gain/(loss) on investments	2.06		(0.54)	1.30		2.24
Total from investment operations	2.17		(0.29)	1.42		2.47

Less distributions:
From net investment income	(0.11)		(0.10)	(0.26)		(0.20)
From net realized gain on investments	(0.88)		(0.81)	(0.81)		(0.89)
Total distributions	(0.99)		(0.91)	(1.07)		(1.09)

Redemption fees retained	—		—	0.00	# ^	—

Net asset value, end of period	$22.92		$21.74	$22.94		$22.59

Total return	9.81	%‡	-1.22%	6.61%		12.15	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$37,885		$27,865	$24,991		$18,183
Ratio of expenses to average net assets:
Before fee waivers	1.05	%†	1.09%	1.11%		1.15	%†
After fee waivers	0.90	%†	0.90%	0.90%		0.90	%†
Ratio of net investment income to average net assets:
Before fee waivers	0.84	%†	0.96%	0.32%		1.38	%†
After fee waivers	0.98	%†	1.15%	0.53%		1.63	%†
Portfolio turnover rate	15.81	%‡	25.30%	13.91%		11.59	%‡

* Commencement of operations.
# Amount is less than $0.01
^ Per share numbers have been calculated using the average shares method.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2016 (Unaudited)

NOTE 1 - ORGANIZATION

The Davidson Multi-Cap Equity Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”),  which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end  management investment company.  The Fund follows the investment company accounting and reporting guidance of  the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund’s investment objective is to seek long-term capital appreciation.  The Fund currently offers Class A shares, Class C shares, and Class I shares. Class A shares are subject to a maximum sales load of 5.00%, which decreases depending on the amount invested. U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, will assess Class C redemptions a 1.00% contingent deferred sales charge on shares held for twelve months or less, unless the dealer of record waived its commission. The Fund’s Class A shares, Class C shares, and Class I shares commenced operations on August 11, 2008, July 1, 2009, and October 30, 2013, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the  Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of  its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than  not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax  positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to  uncertain tax positions taken on returns filed for the open tax years 2014-2016, or expected to be taken in  the Fund’s 2017 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of  Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the  total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade  date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized  gains and losses on investments are allocated to the separate classes of the Fund based upon their relative  net assets on the date income is earned or expensed and realized and unrealized gains and losses are  incurred.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2016 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any,  annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends   and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of  America require that certain components of net assets relating to permanent differences be reclassified  between financial and tax reporting. These reclassifications have no effect on net assets or net asset value  per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally  accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for  7 calendar days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. During the six months ended December 31, 2016, the Fund retained no redemption fees.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of December 31,  2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or   liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on   an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not   available, representing the Fund’s own assumptions about the assumptions a market participant would use in   valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2016 (Unaudited), Continued

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities including common stocks  and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale  price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on  such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market  System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price  (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or  if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which  are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in  open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded  and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as December 31, 2016:

Summary of inputs can be found on the following page.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2016 (Unaudited), Continued

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,681,447	$—	$—	$14,681,447
Consumer Staples	7,762,505	—	—	7,762,505
Energy	9,236,827	—	—	9,236,827
Financials	15,514,060	—	—	15,514,060
Health Care	14,265,892	—	—	14,265,892
Industrials	13,568,708	—	—	13,568,708
Information Technology	20,775,902	—	—	20,775,902
Materials	4,133,543	—	—	4,133,543
Telecommunication Services	2,833,443	—	—	2,833,443
Utilities	2,897,929	—	—	2,897,929
Total Common Stocks	105,670,256	—	—	105,670,256
REITs	4,114,223	—	—	4,114,223
Short-Term Investments	3,317,259	—	—	3,317,259
Total Investments in Securities	$113,101,738	$—	$—	$113,101,738

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at December 31, 2016, the end of the reporting period. The Fund recognized  no transfers between levels. There were no Level 3 securities held in the Fund during the six months ended December  31, 2016.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2016, Davidson Investment Advisors, Inc. (the “Advisor”) provided  the Fund with investment management services under an investment advisory agreement. The Advisor furnished all  investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation  for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% based upon the average daily net  assets of the Fund. For the six months ended December 31, 2016, the Fund incurred $358,241 in advisory fees.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2016 (Unaudited), Continued

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the  Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s Class A, Class C, and Class I net  annual operating expenses to 1.15%, 1.90%, and 0.90%, respectively, of average daily net assets. Any such reduction  made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement  by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually  paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not  exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions  and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board  of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to  the Fund’s payment of current ordinary operating expenses. For the six months ended December 31, 2016, the Advisor   reduced its fees and absorbed Fund expenses in the amount of $80,983. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2017	171,720
2018	198,344
2019	195,941
2020	80,983
$646,988

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.

For the six months ended December 31, 2016, the Fund incurred the following expenses for administration, transfer agency, fund accounting, custody and chief compliance officer fees:

Administration	$68,874
Transfer Agency (a)	43,119
Fund Accounting	36,787
Custody	8,027
Chief Compliance Officer	4,538

(a) Does not include out-of-pocket expenses

At December 31, 2016, the Fund had payables due to USBFS for administration, transfer agency, fund accounting, to U.S. Bank, N.A. for custody fees, and chief compliance officer fees in the following amounts:

Administration	$21,932
Transfer Agency (a)	14,292
Fund Accounting	11,970
Custody	3,425
Chief Compliance Officer	1,537

(a) Does not include out-of-pocket expenses

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2016 (Unaudited), Continued

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public  offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. The Distributor has advised the Fund  that it has received $66,559 in front-end sales charges resulting from sales of Class A shares. For the six months ended  December 31, 2016, the Distributor paid front-end sales charges of $66,559 to D.A. Davidson & Co. (“DAD”), the Advisor’s affiliated broker dealer. The Distributor pays a broker dealer a 1.00% up-front sales commission, which  includes an advance of the first year’s service and distribution fees on Class C shares. The Distributor retains the  service and distribution fees in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front  sales commission and retains the service and distribution fees on accounts with no authorized dealer of record. For  the six months ended December 31, 2016, the Distributor paid DAD $7,124 in up-front sales commissions on Class  C shares.

Certain officers of the Fund are employees of the Administrator. The Trust’s Chief Compliance Officer is also an employee of the Administrator. A Trustee of the Trust is affiliated with the Administrator and U.S. Bank N.A. This same Trustee is an interested person of the distributor.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% and 1.00%, respectively, of the Class A and Class C shares average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended December 31, 2016,  the Class A shares and Class C shares paid the Distributor $64,729 and $119,985, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $17,005,572 and $16,972,376, respectively.

NOTE 7 – Principal Risks

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which  may adversely affect a Fund’s net asset value and total return. The Funds most recent prospectus provides further  descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

●
Equity Risk. Stock prices may fluctuate widely over short or even extended periods in response to company,   market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and   periods of falling stock prices.

●
ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold   on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees  that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

Davidson Multi-Cap Equity Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2016 (Unaudited), Continued

●
Foreign and Emerging Market Securities Risk. Foreign securities are subject to special risks. Foreign   securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s  investments. Securities markets of other countries are generally smaller than U.S. securities markets. These risks are enhanced in emerging markets.

●
Market and Issuer Risk. Securities held by the Fund may fluctuate as a result of the movement of the overall   stock market or of the value of the individual securities held by the Fund. The value of securities held by   the Fund may also experience sudden, unpredictable drops in value or long periods of decline in value due   to reasons directly related to the issuer, including management performance, financial leverage, and reduced   demand for the issuer’s goods and services.

●
Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies   may involve greater volatility than investing in larger and more established companies because small and   medium capitalization companies can be subject to more abrupt or erratic share price changes than larger,   more established companies.

Davidson Multi-Cap Equity Fund
NOTICE TO SHAREHOLDERS at December 31, 2016 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-332-0529 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2016

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-332-0529. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-Q is also available by calling 1-877-332-0529.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-332-0529 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Davidson Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 7-8, 2016, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Davidson Investment Advisors, Inc. (the “Advisor”) for another annual term for the Davidson Multi- Cap Equity Fund (the “Multi-Cap Equity Fund”). In addition, the Board considered and approved the continuance for another annual term of the Advisory Agreement for the Davidson Equity Income Fund and Davidson Intermediate Fixed Income Fund, each of which had not yet commenced operations at the time of this meeting (collectively, the “Funds”). At this meeting, and at a prior meeting held on October 11-12, 2016, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Multi-Cap Equity Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss the Multi-Cap Equity Fund’s performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process. The Board noted that these same attributes of the Advisor would be applicable to the Davidson Equity Income Fund and Davidson Intermediate Fixed Income Fund once they commenced operations. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Multi-Cap Equity Fund as of June 30, 2016 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and an appropriate securities benchmark. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. In reviewing performance, the Board took into account that the Davidson Equity Income Fund and Davidson Intermediate Fixed Income Fund had each not yet commenced operation. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategy of the Multi-Cap Equity Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. In considering the Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

Davidson Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) , Continued

Multi-Cap Equity Fund: The Board noted that the Multi-Cap Equity Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for all relevant periods.
The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the since inception period and below its peer group median for the one-year, three-year and five-year periods.
The Board also considered the Fund’s performance compared to the Advisor’s similarly managed accounts for all periods, noting that performance was substantially similar. The Board also considered the performance of the Fund against a broad-based securities market benchmark.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed separate accounts, if any, for other types of clients as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board  took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts. The Board found that the fees charged to the Multi-Cap Equity Fund were generally in line with or comparable to the fees charged by the Advisor to its similarly managed separate account clients, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the separate account client and the greater costs to the Advisor of managing the Fund.

Multi-Cap Equity Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.15% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares (respectively, the “Expense Caps”). The Board noted that the Fund’s total expense ratio for Class A shares was above its peer group median and average, and was above the median and average of the Fund’s peer group when adjusted to include only funds with similar asset sizes. The total expense ratio for Class C shares was above its peer group median and average, as well as above the median and average of the Fund’s peer group when adjusted to include only funds with similar asset sizes. The Board noted that the Fund’s total expense ratio for Class I shares was below its peer group median and average, and was below the median and average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.
The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average, as well as slightly above the median and average of the Fund’s peer group when adjusted to include only funds with similar asset sizes. The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were below the peer group median and average. The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the management fees charged to the Fund were generally in line with the management fees charged to the Advisor’s similarly managed account clients and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the client. As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

Davidson Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) , Continued

Davidson Equity Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.10% for Class A shares and 1.85% for Class C shares (respectively, the “Expense Caps”). The Board noted that the Fund’s estimated total expense ratios were above its peer group median and average for Class A shares and Class C shares. The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average. The Board found that the management fees to be charged to the Fund were in line with the management fees charged to the Advisor’s similarly managed account clients. As a result, the Trustees noted that the Fund’s estimated expenses and advisory fee were not outside the range of its peer group.
Davidson Intermediate Fixed Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.94% for Class A shares and 0.69% for Class I shares (respectively, the “Expense Caps”). The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average for Class A shares, and below its peer group median and average for Class I shares. The Board also noted that the Fund’s contractual advisory fee was below its peer group median and its peer group average. The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the fees to be charged to the Fund. The Board found that the management fees to be charged to the Fund were in line with the management fees charged to the Advisor’s similarly managed account clients. As a result, the Trustees noted that the Fund’s estimated expenses and advisory fee were not outside the range of its peer group.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor contractually agreed to reduce its advisory fee or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board noted that at current asset levels, the Advisor continued to subsidize expenses to maintain the Expense Cap and determined to revisit the issue of economies of scale when the fund has grown to a point that this subsidization is no longer in effect.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, including “soft dollar” benefits that may be received by the Advisor in exchange for Fund brokerage and Rule 12b-1 fees paid to the Advisor’s affiliated broker-dealer – D.A. Davidson & Co. – in connection with client assets that are invested in the Multi-Cap Equity Fund. The Board also reviewed information regarding fee offsets for separate accounts invested in the Multi-Cap Equity Fund and determined that the Advisor was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

Davidson Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) , Continued

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

● Information we receive about you on applications or other forms;
● Information you give us orally; and/or
● Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, MT 59401
www.davidsonmutualfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
877-332-0529

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
To obtain a free prospectus please call 877-332-0529.

DAVIDSON MULTI-CAP EQUITY FUND

Semi-Annual Report
For the period ended
December 31, 2016

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  February 28, 2017

By (Signature and Title)*  /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date  February 28, 2017

* Print the name and title of each signing officer under his or her signature